FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating expenses:
Other operating income, net	¥ 840,980	$ 120,259	¥ 749,784	¥ 770,651
Total operating expenses	(1,796,580)	(256,907)	(1,940,233)	(1,654,602)
Interest expense	(248,612)	(35,551)	(337,919)	(289,533)
Income from operations	10,474,861	1,497,886	11,776,859	10,007,924
Gain from fair value change at financial instruments	126,038	18,023	202,886	164,517
Impairment of investment in equity investees			(931,367)
Foreign currency exchange gain	1,542	221	(17,930)	93,543
Income before income tax and share of gain in equity method investments	11,053,504	1,580,632	11,675,546	10,688,701
Income tax expense	(1,905,236)	(272,445)	(2,845,361)	(1,938,600)
Share of profit in subsidiaries, VIE and equity method investments	87,393	12,497	57,410	4,356
Net income attributable to ZTO Express (Cayman) Inc.	9,080,651	1,298,518	8,816,835	8,749,004
Net income attributable to ordinary shareholders	9,080,651	1,298,518	8,816,835	8,749,004
Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustment	13,428	1,920	(103,970)	(104,052)
Comprehensive income	9,249,089	1,322,604	8,783,625	8,650,405
Other comprehensive income/(loss), net of tax of nil	0		0	0
Reportable Legal Entities | ZTO EXPRESS (CAYMAN) INC.
Operating expenses:
General and administrative	(249,902)	(35,736)	(337,258)	(260,613)
Other operating income, net	24,079	3,443	111,545	52,968
Total operating expenses	(225,823)	(32,293)	(225,713)	(207,645)
Interest income	65,932	9,428	120,854	79,737
Interest expense	(125,048)	(17,882)	(151,209)	(162,326)
Gain from fair value change at financial instruments	42,813	6,122	830	58,682
Impairment of investment in equity investees			(479,931)
Foreign currency exchange gain	46,958	6,715
Income before income tax and share of gain in equity method investments	(195,168)	(27,910)	(735,169)	(231,552)
Income tax expense	(7,231)	(1,035)	(31,510)	(26,270)
Share of profit in subsidiaries, VIE and equity method investments	9,283,050	1,327,463	9,583,514	9,006,826
Net income attributable to ZTO Express (Cayman) Inc.	9,080,651	1,298,518	8,816,835	8,749,004
Net income attributable to ordinary shareholders	9,080,651	1,298,518	8,816,835	8,749,004
Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustment	13,428	1,920	(103,970)	(104,052)
Comprehensive income	9,094,079	$ 1,300,438	8,712,865	8,644,952
Other comprehensive income/(loss), net of tax of nil	¥ 0		¥ 0	¥ 0